BUSINESS COMBINATIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Multimedia Games Holding Company, Inc.

On December 19, 2014, Holdings completed its acquisition of Multimedia. Pursuant to the terms of the Agreement and Plan of Merger, dated as of September 8, 2014 (the “Merger Agreement”), by and among Holdings, Movie Merger Sub, Inc., a wholly owned subsidiary of Holdings (“Merger Sub”), and Multimedia, Merger Sub merged with and into Multimedia, with Multimedia continuing as the surviving corporation (the “Merger”). In the Merger, Multimedia became a wholly owned subsidiary of Holdings. Also, as a result of the Merger, each outstanding share of common stock, par value $0.01 per share, of Multimedia, other than shares held by Holdings, Multimedia, Merger Sub or their respective subsidiaries, was cancelled and converted into the right to receive $36.50 in cash, without interest (the “Merger Consideration”), together with the consideration paid in connection with the acceleration and full vesting of Multimedia equity awards, (collectively, the “Total Merger Consideration”).

Multimedia designs, manufactures and supplies gaming machines and systems to commercial and Native American casino operators as well as select lottery operators and commercial bingo facility operators. Multimedia’s revenues are generated from the operation of gaming machines in revenue sharing or lease arrangements and from the sale of gaming machines and systems that feature proprietary game themes.

The total purchase consideration for Multimedia was as follows (in thousands, except per share amounts):

Amount
Purchase consideration
Total purchase price for Multimedia Games common stock (29,948 shares at $36.50 per share)	$1,093,105
Payment in respect to Multimedia Games outstanding equity awards	56,284
Total merger consideration	1,149,389

Repayments of Multimedia Games debt and other obligations	25,065
Less: Multimedia Games outstanding cash at acquisition date	(118,299)
Total purchase consideration	$1,056,155

The Merger was accounted for using the acquisition method of accounting, which requires, among other things, the assets acquired and liabilities assumed be recognized at their respective fair values as of the acquisition date. The excess of the purchase price over those fair values was recorded as goodwill, none of which is deductible for tax purposes. The goodwill recognized is attributable primarily to the income potential from Multimedia penetrating into the Class III commercial casino market, the assembled workforce of Multimedia and expected synergies.

The estimates and assumptions used include the projected timing and amount of future cash flows and discount rates reflecting risk inherent in the future cash flows. The estimated fair values of Multimedia’s assets acquired and liabilities assumed and resulting goodwill are subject to adjustment as we finalize our fair value analysis. The significant items for which a final fair value has not been determined include, but not limited to: accrued liabilities, the valuation and estimated useful lives of tangible and intangible assets and deferred income taxes. We expect to complete our fair value determinations no later than the fourth quarter of 2015. We do not expect our fair value determinations to materially change; however, there may be differences compared to those amounts originally recorded as we complete our fair value analysis.

The information below reflects the preliminary purchase price allocation (in thousands):

Amount
Purchase price allocation
Current assets	$68,548
Property, equipment and leasehold improvements, net	87,283
Goodwill	669,542
Other intangible assets, net	403,300
Other receivables, non-current	5,030
Other assets, long-term	3,392
Deferred tax asset, non-current	22,287
Total assets	1,259,382

Current liabilities	44,291
Deferred tax liability, non-current	158,418
Other accrued expenses and liabilities	518
Total liabilities	203,227
Net assets acquired	$1,056,155

Trade receivables acquired of $24.7 million were considered to be collectible and therefore the carrying amounts were considered to approximate fair value. Inventory acquired of $16.5 million was fair valued based on model-based valuations for which inputs and value drivers were observable.

The following table summarizes acquired tangible assets (in thousands):

	Useful Life (years)	Estimated Fair Value

Property, Equipment and Leased Assets
Gaming equipment	2 - 4	$78,201
Leasehold and building improvements	Lease Term	2,105
Machinery and equipment	3 - 5	4,126
Other	2 - 7	2,851
Total property, equipment and leased assets		$87,283

The fair value of property, equipment and leased assets was determined using the cost approach as the primary approach for valuing the majority of the personal property. The market approach was used to estimate the value of vehicles. The income approach was used to quantify any economic obsolescence that may be present in the personal property. No economic obsolescence adjustments were made to the personal property, as the business enterprise valuation indicated sufficient cash flows to support the values established through the cost and market approaches.

The following table summarizes acquired intangible assets (in thousands):

	Useful Life (years)	Estimated Fair Value

Other intangible assets
Tradenames and trademarks	3 - 7	$14,800
Computer software	3 - 5	3,755
Developed technology	2 - 6	139,645
Customer relationships	8 - 12	231,100
Contract rights	1 - 7	14,000
Total other intangible assets		$403,300

The fair values of trade names and trademarks and developed technology were determined by applying the income approach utilizing the relief from royalty methodology. The fair value of customer relationships was determined by applying the income approach utilizing the excess earnings methodology. The fair value of contract rights was considered to approximate the carrying amount based on contractual obligations associated with these other intangible assets. The discount rates utilized to estimate the fair value of these other intangible assets ranged from 10.0% to 11.0%.

We expensed approximately $1.5 million of costs incurred related to the acquisition of Multimedia for financial advisory services, financing related fees, accounting and legal fees and other transaction-related expenses during the three months ended March 31, 2015. These expenses are included in the Condensed Consolidated Statements of Income and Comprehensive Income within operating expenses. These costs do not include any costs related to additional site consolidation or rationalization that we might consider in the future.

NEWave, Inc.

In April 2014, we acquired all of the outstanding capital stock of NEWave, Inc. (“NEWave”) for an aggregate purchase price of approximately $14.9 million, of which approximately $2.5 million is expected to be paid in the second quarter of 2015. NEWave is a supplier of anti-money laundering compliance, audit and data efficiency software to the gaming industry.

We have not provided the supplemental pro forma impact of the NEWave acquisition on the revenue and earnings of the combined entity as if the acquisition date had been January 1, 2013, and the amount of revenue and earnings derived from NEWave have not been presented on a supplemental basis as such amounts are not material for the three months ended March 31, 2015 and 2014, respectively.

3. BUSINESS COMBINATIONS

Multimedia Games Holding Company, Inc.

On December 19, 2014, Holdings completed its acquisition of Multimedia. Pursuant to the terms of the Agreement and Plan of Merger, dated as of September 8, 2014 (the “Merger Agreement”), by and among Holdings, Movie Merger Sub, Inc., a wholly owned subsidiary of Holdings (“Merger Sub”), and Multimedia, Merger Sub merged with and into Multimedia, with Multimedia continuing as the surviving corporation (the “Merger”). In the Merger, Multimedia became a wholly owned subsidiary of Holdings. Also, as a result of the Merger, each outstanding share of common stock, par value $0.01 per share, of Multimedia, other than shares held by Holdings, Multimedia, Merger Sub or their respective subsidiaries, was cancelled and converted into the right to receive $36.50 in cash, without interest (the “Merger Consideration”), together with the consideration paid in connection with the acceleration and full vesting of certain Multimedia equity awards, (collectively, the “Total Merger Consideration”).

Multimedia designs, manufactures and supplies gaming machines and systems to commercial and Native American casino operators as well as select lottery operators and commercial bingo facility operators. Multimedia’s revenues are generated from the operation of gaming machines in revenue sharing or lease arrangements and from the sale of gaming machines and systems that feature proprietary game themes.

The total purchase consideration for Multimedia was as follows (in thousands, except per share amounts):

Amount
Purchase consideration
Total purchase price for Multimedia Games common stock (29,948 shares at $36.50 per share)	$1,093,105
Payment in respect to Multimedia Games outstanding equity awards	56,284
Total merger consideration	1,149,389
Repayments of Multimedia Games debt and other obligations	25,065
Less: Multimedia Games outstanding cash at acquisition date	(118,299)
Total purchase consideration	$1,056,155

The Merger was accounted for using the acquisition method of accounting, which requires, among other things, the assets acquired and liabilities assumed be recognized at their respective fair values as of the acquisition date. The excess of the purchase price over those fair values was recorded as goodwill, none of which is deductible for tax purposes. The goodwill recognized is attributable primarily to the income potential from Multimedia penetrating into the Class III commercial casino market, the assembled workforce of Multimedia and expected synergies.

The estimates and assumptions used include the projected timing and amount of future cash flows and discount rates reflecting risk inherent in the future cash flows. The estimated fair values of Multimedia’s assets acquired and liabilities assumed and resulting goodwill are subject to adjustment as we finalize our fair value analysis. The significant items for which a final fair value has not been determined include, but not limited to: accrued liabilities, the valuation and estimated useful lives of tangible and intangible assets and deferred income taxes. We expect to complete our fair value determinations no later than the fourth quarter of 2015. We do not expect our fair value determinations to materially change; however, there may be differences compared to those amounts originally recorded as we complete our fair value analysis.

The information below reflects the preliminary purchase price allocation (in thousands):

Amount
Purchase price allocation
Current assets	$68,548
Property, equipment and leasehold improvements, net	87,283
Goodwill	669,542
Other intangible assets, net	403,300
Other receivables, non-current	5,030
Other assets, long-term	3,392
Deferred tax asset, non-current	22,287
Total assets	1,259,382
Current liabilities	44,291
Deferred tax liability, non-current	158,418
Other accrued expenses and liabilities	518
Total liabilities	203,227
Net assets acquired	$1,056,155

Trade receivables acquired of $24.7 million were considered to be collectible and therefore the carrying amounts were considered to approximate fair value. Inventory acquired of $16.5 million was fair valued based on model-based valuations for which inputs and value drivers were observable.

The following table summarizes acquired tangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Property, equipment and leased assets
Gaming equipment	2	-	4	$78,201
Leasehold and building improvements	Lease Term			2,105
Machinery and equipment	3	-	5	4,126
Other	2	-	7	2,851
Total property, equipment and leased assets				$87,283

The fair value of property, equipment and leased assets was determined using the cost approach as the primary approach for valuing the majority of the personal property. The market approach was used to estimate the value of vehicles. The income approach was used to quantify any economic obsolescence that may be present in the personal property. No economic obsolescence adjustments were made to the personal property, as the business enterprise valuation indicated sufficient cash flows to support the values established through the cost and market approaches.

The following table summarizes acquired intangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Other intangible assets
Tradenames and trademarks	3	-	7	$14,800
Computer software	3	-	5	3,755
Developed technology	2	-	6	139,645
Customer relationships	8	-	12	231,100
Contract rights	1	-	7	14,000
Total other intangible assets				$403,300

The fair values of trade names and trademarks and developed technology were determined by applying the income approach utilizing the relief from royalty methodology. The fair value of customer relationships was determined by applying the income approach utilizing the excess earnings methodology. The fair value of contract rights was considered to approximate the carrying amount based on contractual obligations associated with these other intangible assets. The discount rates utilized to estimate the fair value of these other intangible assets ranged from 10.0% to 11.0%.

We expensed approximately $0.4 million and $1.8 million of costs incurred related to the acquisition of Multimedia for financial advisory services, financing related fees, accounting and legal fees and other transaction-related expenses during the three and six months ended June 30, 2015, respectively. These expenses are included in the Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income within operating expenses. These costs do not include any costs related to additional site consolidation or rationalization that we might consider in the future.

NEWave, Inc.

In April 2014, we acquired all of the outstanding capital stock of NEWave, Inc. (“NEWave”) for an aggregate purchase price of approximately $14.9 million, of which we estimated that approximately $2.5 million would be paid in the second quarter of 2015. As of June 30, 2015, a final payment of $2.3 million was remitted. NEWave is a supplier of anti-money laundering compliance, audit and data efficiency software to the gaming industry. The assets acquired, liabilities assumed and goodwill recorded were not material to the financial statements.

We have not provided the supplemental pro forma impact of the NEWave acquisition on the revenue and earnings of the combined entity as if the acquisition date had been January 1, 2013, and the amount of revenue and earnings derived from NEWave have not been presented on a supplemental basis as such amounts are not material for the three and six months ended June 30, 2015 and 2014, respectively.

3. BUSINESS COMBINATIONS

We account for business combinations in accordance with the accounting standards, which require that the assets acquired and liabilities assumed be recorded at their estimated fair values.

NEWave, Inc.

In April 2014, we acquired all of the outstanding capital stock of NEWave, Inc., (“NEWave”) for an aggregate purchase price of approximately $14.9 million, of which approximately $2.5 million is expected to be paid in April 2015. NEWave is a supplier of compliance, audit and data efficiency software to the gaming industry.

We have not provided the supplemental pro forma impact of the NEWave acquisition on the revenue and earnings of the combined entity as if the acquisition date had been January 1, 2013, and the amount of revenue and earnings derived from NEWave have not been presented on a supplemental basis as such amounts are not material for the twelve months ended December 31, 2014 and 2013, respectively.

Multimedia Games Holding Company, Inc.

On December 19, 2014, Holdings completed its acquisition of Multimedia Games.  Pursuant to the terms of the Agreement and Plan of Merger, dated as of September 8, 2014 (the “Merger Agreement”), by and among Holdings, Movie Merger Sub, Inc., a wholly owned subsidiary of Holdings (“Merger Sub”), and Multimedia Games, Merger Sub merged with and into Multimedia Games, with Multimedia Games continuing as the surviving corporation (the “Merger”).  In the Merger, Multimedia Games became a wholly owned subsidiary of Holdings.  Also, as a result of the Merger, each outstanding share of common stock, par value $0.01 per share, of Multimedia Games, other than shares held by Holdings, Multimedia Games, Merger Sub or their respective subsidiaries, was cancelled and converted into the right to receive $36.50 in cash, without interest (“Merger Consideration”), together with the acceleration and full vesting of Multimedia equity awards, (collectively, the “Total Merger Consideration”).

Multimedia Games designs, manufactures and supplies gaming machines and systems to commercial and Native American casino operators as well as select lottery operators and commercial bingo facility operators.  Multimedia Games’ revenue is generated from the operation of gaming machines in revenue sharing or lease arrangements and from the sale of gaming machines and systems that feature proprietary game themes.

Our combination with Multimedia Games creates a provider of Payments and Games solutions for our gaming establishment customers. The business combination provides us with: (a) growth opportunities, (b) enhanced scale, diversification and margins, and (c) the ability to increase profitability through cost synergies.

The total purchase consideration for Multimedia Games was as follows (in thousands, except per share amounts):

Amount
Purchase consideration
Total purchase price for Multimedia Games common stock (29,948 shares at $36.50 per share)	$1,093,105
Payment in respect to Multimedia Games outstanding equity awards	56,284
Total merger consideration	1,149,389
Repayments of Multimedia Games debt and other obligations	25,065
Less: Multimedia Games outstanding cash at acquisition date	(118,299)
Total purchase consideration	$1,056,155

The Merger was accounted for using the acquisition method of accounting, which requires, among other things, the assets acquired and liabilities assumed be recognized at their respective fair values as of the acquisition date. The excess of the purchase price over those fair values was recorded as goodwill, none of which is deductible for tax purposes. The goodwill recognized is attributable primarily to the income potential from Multimedia Games penetrating into the Class III commercial casino market, the assembled workforce of Multimedia Games and expected synergies.

The estimates and assumptions used include the projected timing and amount of future cash flows and discount rates reflecting risk inherent in the future cash flows. The estimated fair values of Multimedia’s assets acquired and liabilities assumed and resulting goodwill are subject to adjustment as the Company finalizes its fair value analysis. The significant items for which a final fair value has not been determined as of the filing of this Annual Report on Form 10-K include accrued liabilities, the valuation and estimated useful lives of tangible and intangible assets and deferred income taxes. We expect to complete our fair value determinations no later than the fourth quarter of 2015. We do not expect our fair value determinations to materially change; however, there may be differences compared to those at December 31, 2014 as we finalize our fair value analysis.

The information below reflects the preliminary purchase price allocation (in thousands):

Amount
Purchase price allocation
Current assets	$68,548
Property, equipment and leasehold improvements, net	87,283
Goodwill	669,542
Other intangible assets, net	403,300
Other receivables, non-current	5,030
Other assets, long-term	3,392
Deferred tax asset, non-current	22,287
Total assets	1,259,382
Current liabilities	44,291
Deferred tax liability, non-current	158,418
Other accrued expenses and liabilities	518
Total liabilities	203,227
Net assets acquired	$1,056,155

Trade receivables acquired of $24.7 million were considered to be collectible and therefore the carrying amounts were considered to approximate fair value. Inventory acquired of $16.5 million was fair valued based on model-based valuations for which inputs and value drivers were observable.

The following table summarizes acquired tangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Property, Equipment and Leased Assets
Gaming equipment	2	-	4	$78,201
Leasehold and building improvements	Lease Term			2,105
Machinery and equipment	3	-	5	4,126
Other	2	-	7	2,851
Total property, equipment and leased assets				$87,283

The fair value of property, equipment and leased assets was determined using the cost approach as the primary approach for valuing the majority of the personal property. The market approach was used to estimate the value of vehicles. The income approach was used to quantify any economic obsolescence that may be present in the personal property. No economic obsolescence adjustments were made to the personal property, as the business enterprise valuation indicated sufficient cash flows to support the values established through the cost and market approaches.

The following table summarizes acquired intangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Other intangible assets
Tradenames and trademarks	3	-	7	$14,800
Computer software	3	-	5	3,755
Developed technology	2	-	6	139,645
Customer relationships	8	-	12	231,100
Contract rights	1	-	7	14,000
Total other intangible assets				$403,300

The fair values of trade names and trademarks and developed technology were determined by applying the income approach utilizing the relief from royalty methodology. The fair value of customer relationships was determined by applying the income approach utilizing the excess earnings methodology. The fair value of contract rights was considered to approximate the carrying amount based on contractual obligations associated with these other intangible assets. The discount rates utilized to estimate the fair value of these other intangible assets ranged from 10.0% to 11.0%.

GCA and Multimedia Games had different fiscal year ends. Accordingly, the unaudited pro forma condensed combined statements of income for the year ended December 31, 2014 combined historical GCA consolidated statement of income for its year ended December 31, 2014 with historical Multimedia Games consolidated statement of operations for its year ended September 30, 2014, giving effect to the Merger as if it had occurred on January 1, 2013. The unaudited pro forma condensed combined statements of income for the year ended December 31, 2013 combined historical GCA consolidated statement of income for its year ended December 31, 2013 with historical Multimedia Games consolidated statement of operations for its year ended September 30, 2013, giving effect to the Merger as if it had occurred on January 1, 2013.

The unaudited pro forma condensed combined financial information does not purport to represent the results of operations of GCA that would have actually resulted had the Merger been completed as of the dates indicated, nor should the information be taken as indicative of the future results of operations or financial position of the combined company. The unaudited pro forma condensed combined financial statements do not reflect the impacts of any potential operational efficiencies, cost savings or economies of scale that GCA may achieve with respect to the combined operations of GCA and Multimedia Games. The unaudited pro forma amounts include the historical operating results of the Company and Multimedia Games prior to the Merger, with adjustments directly attributable to the Merger. The unaudited pro forma results include increases to depreciation and amortization expense based on the purchased intangible assets and the step-up in basis associated with tangible assets acquired and increases to interest expense, related to debt issued to fund the Merger. Also reflected in the year ended December 31, 2014 are adjustments for the impact of acquisition-related costs and other costs as a result of the Merger of $27.4 million. There were no acquisition-related costs incurred for the year ended December 31, 2013. All adjustments utilized an effective federal statutory tax rate of 35.0%.

The following table reflects selected financial data from the unaudited pro forma consolidated financial information assuming the Merger occurred as of January 1, 2013 (in thousands):

	Year Ended December 31,
	2014	2013
Unaudited pro forma results of operations (in thousands, except per share amounts)
Revenues	$800,732	$771,810
Net (loss)	(5,083)	(7,003)
Basic loss per share	(0.08)	(0.11)
Diluted loss per share	(0.08)	(0.10)

The financial results for Multimedia Games included in the consolidated statements of operations since the acquisition date of December 19, 2014 reflected revenues of approximately $7.4 million and net loss of approximately $3.0 million, including acquisition-related costs of $1.3 million.

Through December 31, 2014, we expensed approximately $10.7 million of costs related to the acquisition of Multimedia Games for financial advisory services, financing related fees, accounting and legal fees and other transaction-related expenses and are included in the consolidated statements of income and comprehensive income within operating expenses. These costs do not include any costs related to additional site consolidation or rationalization that we might consider following the closing of the Merger.